Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jul. 31, 2025		Jul. 31, 2024		Jul. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table presents compensation information for William Conkling, our former Chief Executive Officer (who served in that role until May 31, 2025) and Howard Jonas, who was elected Chief Executive Officer, effective June 1, 2025, and the average compensation information for the other individuals named in the summary compensation table, as well as certain measures relating to Company performance.

Fiscal Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO ($)		Summary Compensation Table Total for PEO(6) ($)	Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for Non-PEO NEOs ($)(8)	Average Compensation Actually Paid to Non-PEO NEOs ($)		Value of Initial Fixed $100 Investment Based On Total Shareholder Return(12) ($)	Net Loss ($)
Fiscal 2025	$592,912	$611,630	(3)	$294,000	$298,891	(7)	$530,553	$571,586		$84.86	$(30,643,000)
Fiscal 2024	$859,303	$658,217	(4)	$—	$—		$649,196	$580,847	(10)	$73.76	$(65,003,000)
Fiscal 2023	$751,949	$685,323	(5)	$—	$—		$406,693	$197,165	(11)	$99.01	$(2,215,000)

(1)      Information provided for the last three completed fiscal years.

(2)      William Conkling, former Chief Executive Officer.

(3)      In Fiscal 2025, compensation actually paid to Mr. Conkling was $18,718 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $117,240 relating to the fair market value of the grant, on January 13, 2025, of 60,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $88,200 due to the grant, in Fiscal 2025, of 60,000 restricted shares of our Class B Common Stock that vested on June 2, 2025 having a fair market value of $88,200 based upon the closing price of our Class B Common Stock on June 2, 2025 of $1.47;

(c)      An increase in the amount of $37,574 related to (i) 38,983 restricted shares of our Class B Common Stock vested on September 21, 2024 having a vesting date fair market value of $65,881 (based on the closing price of our Class B Common Stock on September 20, 2024 of $1.69 (as September 21, 2024 was not a trading day)); (ii) 10,000 restricted shares of our Class B Common Stock vested on October 25, 2024 having a vesting date fair market value of $17,600 (based on the closing price of our Class B Common Stock on October 25, 2024 of $1.76); (iii) 38,983 restricted shares of our Class B Common Stock vested on December 21, 2024, having a vesting date fair market value of $74,847 (based on the closing price of our Class B Common Stock on December 20, 2024 of $1.92 (as December 21, 2024 was not a trading day)); (iv) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2025, having a vesting date fair market value of $71,339 (based on the closing price of our Class B Common Stock on March 21, 2025 of $1.83); and (v) 146,952 restricted shares of our Class B Common Stock vested on June 2, 2025 having a vesting date fair market value of $216,019 (based on the closing price of our Class B Common Stock on June 2, 2025 of $1.47). The fair market value of the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $445,686. Such shares had a fair market value at the end of Fiscal 2024 of $408,112 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $37,574; and

(d)      An increase in the amount of $10,184 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2025 that vested on June 2, 2025 with a fair market value of $11,486. Such options had a fair market value at the end of Fiscal 2024 of $1,302. Therefore, the difference in the fair market value was $10,184.

(4)      In Fiscal 2024, compensation actually paid to Mr. Conkling was $201,086 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $60,600 relating to the fair market value of the grant, on October 23, 2023, of 40,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $59,600 due to the grant, in Fiscal 2024, of 40,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2024 of $59,600 based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49;

(c)      A reduction in the amount of $157,103 related to 233,901 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2024, that remained outstanding at the end of Fiscal 2024) with a fair market value of $348,512, based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49. In addition, (i) 38,983 restricted shares of our Class B Common Stock vested on September 21, 2023, having a vesting date fair market value of $80,695 (based on the closing price of our Class B Common Stock on September 21, 2023 of $2.07); (ii) 38,983 restricted shares of our Class B Common Stock vested on December 21, 2023, having a vesting date fair market value of $70,949 (based on the closing price of our Class B Common Stock on December 21, 2023 of $1.82); (iii) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2024, having a vesting date fair market value of $66,661 (based on the closing price of our Class B Common Stock on March 21, 2024 of $1.71); and (iii) 38,983 restricted shares of our Class B Common Stock vested on June 21, 2024 having a vesting date fair market value of $55,746 (based on the closing price of our Class B Common Stock on June 21, 2024 of $1.43). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2024 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $622,563. Such shares had a fair market value at the end of Fiscal 2023 of $779,666 (based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00). Therefore, the difference in the fair market value was negative $157,103; and

(d)      A reduction in the amount of $42,983 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2024 that remained outstanding at the end of Fiscal 2024 with a fair market value of $1,302. Such options had a fair market value at the end of Fiscal 2023 of $44,285. Therefore, the difference in the fair market value was negative $42,983.

(5)      In Fiscal 2023, compensation actually paid to Mr. Conkling was $66,626 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $56,916 relating to 389,833 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023) with a fair market value of $779,666, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, (i) 155,933 restricted shares of our Class B Common Stock vested on December 21, 2022, having a vesting date fair market value of $277,561 (based on the closing price of our Class B Common Stock on December 21, 2022 of $1.78); (ii) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2023 having a vesting date fair market value of $63,152 (based on the closing price of our Class B Common Stock on March 21, 2023 of $1.62); and (iii) 38,983 restricted shares of our Class B Common Stock vested on June 21, 2023, having a vesting date fair market value of $82,644 (based on the closing price of our Class B Common Stock on June 21, 2023 of $2.12). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $1,203,023. Such shares had a fair market value at the end of Fiscal 2022 of $1,259,939 based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02. Therefore, the difference in the fair market value was negative $56,916; and

(b)      A reduction in the amount of $9,710 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023 with a fair market value of $44,285. Such options had a fair market value at the end of Fiscal 2022 of $53,995. Therefore, the difference in fair market value was negative $9,710.

(6)      Howard Jonas has served as Chief Executive Officer since June 1, 2025.

(7)      In Fiscal 2025, compensation actually paid to Howard Jonas was $4,891 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $250,000 relating to the fair market value of the grant, on June 13, 2025, of 118,596 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $200,427 due to the grant, in Fiscal 2025, of 118,596 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $200,427 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69; and

(c)      An increase in the amount of $54,464 related to (i) 39,754 restricted shares of our Class B Common Stock vested on September 13, 2024 having a vesting date fair market value of $65,197 (based on the closing price of our Class B Common Stock on September 13, 2024 of $1.64); (ii) 39,754 restricted shares of our Class B Common Stock vested on December 13, 2024, having a vesting date fair market value of $73,545 (based on the closing price of our Class B Common Stock on December 13, 2024 of $1.85); (iii) 39,754 restricted shares of our Class B Common Stock vested on March 13, 2025, having a vesting date fair market value of $70,365 (based on the closing price of our Class B Common Stock on March 13, 2025 of $1.77); and (iv) 39,754 restricted shares of our Class B Common Stock vested on June 13, 2025 having a vesting date fair market value of $82,291 (based on the closing price of our Class B Common Stock on June 13, 2025 of $2.07). The fair market value of the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $291,398. Such shares had a fair market value at the end of Fiscal 2024 of $236,934 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $54,464.

(8)      In Fiscal 2025, our Named Executive Officers other than the Chief Executive Officer were David Polinsky and John Goldberg. In Fiscal 2024, our Named Executive Officers other than the Chief Executive Officer were Howard Jonas and John Goldberg. In Fiscal 2023, our Named Executive Officers other than the Chief Executive Officer were Howard Jonas, David Polinsky and Patrick Fabbio.

(9)      In Fiscal 2025, the average compensation actually paid to our Named Executive Officers other than our Chief Executive Officer was on average $41,033 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to John Goldberg, an increase in the amount of $41,551 for the following:

(1)      A reduction in the amount of $97,700 relating to the fair market value of the grant on January 13, 2025 of 50,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of in the amount of $84,500 due to the grant, in Fiscal 2025, of 50,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $84,500 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69; and

(3)      An increase in the amount of $54,751 as options to purchase 187,500 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2025 remained outstanding at the end of Fiscal 2025 with a fair market value of $210,000. In addition, options to purchase 62,500 shares of our Class B Common Stock vested on November 20, 2024, having a fair market value of $62,501. The fair market value of the unvested options to purchase shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2025 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $272,501. Such options had a fair market value at the end of Fiscal 2024 of $217,750. Therefore, the difference in the fair market value was $54,751.

(b)      As to David Polinsky, an increase in the amount of $40,514 for the following:

(1)      A reduction in the amount of $97,700 relating to the fair market value of the grant on January 13, 2025 of 50,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of in the amount of $84,500 due to the grant, in Fiscal 2025, of 50,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $84,500 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69;

(3)      An increase in the amount of $24,357 relating to 71,250 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2025, that remained outstanding at the end of Fiscal 2025) with a fair market value of $120,413, based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69. In addition, (i) 6,250 restricted shares of our Class B Common Stock vested on September 21, 2024 having a vesting date fair market value of $10,563 (based on the closing price of our Class B Common Stock on September 20, 2024 of $1.69 (as September 21, 2024 was not a trading day)); (ii) 3,750 restricted shares of our Class B Common Stock vested on September 23, 2024, having a vesting date fair market value of $6,638 (based on the closing price of our Class B Common Stock on September 23, 2024 of $1.77); (iii) 10,000 restricted shares of our Class B Common Stock vested on October 25, 2024 having a vesting date fair market value of $17,600 (based on the closing price of our Class B Common Stock on October 25, 2024 of $1.76); (iv) 6,250 restricted shares of our Class B Common Stock vested on December 21, 2024, having a vesting date fair market value of $12,000 (based on the closing price of our Class B Common Stock on December 20, 2024 of $1.92 (as December 21, 2024 was not a trading day)); (v) 6,250 restricted shares of our Class B Common Stock vested on March 21, 2025, having a vesting date fair market value of $11,438 (based on the closing price of our Class B Common Stock on March 21, 2025 of $1.83); and (vi) 6,250 restricted shares of our Class B Common Stock vested on June 21, 2025, having a vesting date fair market value of $9,875 (based on the closing price of our Class B Common Stock on June 20, 2025 of $1.58 (as June 21, 2025 was not a trading day)). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2025 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $188,527. Such shares had a fair market value at the end of Fiscal 2024 of $163,900 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $24,357; and

(4)     An increase in the amount of $29,357 as options to purchase 25,000 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2025 remained outstanding at the end of Fiscal 2025 with a fair market value of $26,975. In addition, options to purchase (i) 3,125 shares of our Class B Common Stock vested on October 19, 2024, having a fair market value of $3,016; (ii) 3,125 shares of our Class B Common Stock vested on October 23, 2024, having a fair market value of $3,756; (iii) 3,125 shares of our Class B Common Stock vested on January 19, 2025, having a fair market value of $3,119; (iv) 3,125 shares of our Class B Common Stock vested on January 23, 2025, having a fair market value of $4,631; (v) 3,125 shares of our Class B Common Stock vested on April 19, 2025, having a fair market value of $3,103; (vi) 3,125 shares of our Class B Common Stock vested on April 23, 2025, having a fair market value of $3,259, (vii) 3,125 shares of our Class B Common Stock vested on July 19, 2025, having a fair market value of $4,238 and (viii) 3,125 shares of our Class B Common Stock vested on July 19, 2025, having a fair market value of $4,616. The fair market value of the unvested options to purchase shares of our Class B Common

Stock remaining outstanding at the end of Fiscal 2025 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $56,713. Such options had a fair market value at the end of Fiscal 2024 of $27,356. Therefore, the difference in the fair market value was $29,357.

(10)    In Fiscal 2024, the average compensation actually paid to our Named Executive Officers other than our Chief Executive Officer was on average $68,349 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to Howard Jonas, a reduction in the amount of $19,448 for the following:

(1)      A reduction in the amount of $500,000 relating to the fair market value of the grants, on August 28, 2023 and June 13, 2024, of an aggregate of 270,424 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of $436,469 as in Fiscal 2024, Mr. Jonas was granted 270,424 restricted shares of our Class B Common Stock, having a fair market value at the end of Fiscal 2024 as to 159,016 that remained unvested of $236,934 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49); plus (i) 27,852 restricted shares of our Class B Common Stock vested on September 13, 2023, having a vesting date fair market value of $62,224 (based on the closing price of our Class B Common Stock on September 13, 2023 of $2.27); (ii) 27,852 restricted shares of our Class B Common Stock vested on December 13, 2023, having a vesting date fair market value of $49,577 (based on the closing price of our Class B Common Stock on December 13, 2023 of $1.78); (iii) 27,852 restricted shares of our Class B Common Stock vested on March 13, 2023, having a vesting date fair market value of $46,513 (based on the closing price of our Class B Common Stock on March 13, 2024 of $1.67); and (iv) 27,852 restricted shares of our Class B Common Stock vested on June 13, 2024 having a vesting date fair market value of $41,221 (based on the closing price of our Class B Common Stock on June 13, 2024 of $1.48); and

(3)      A reduction in the amount of $82,979 relating to 159,575 restricted shares of our Class B Common Stock that vested on June 13, 2024 having a vesting date fair market value of $236,171 (based on the closing price of our Class B Common Stock on June 13, 2024 of $1.48). Such shares had a fair market value at the end of Fiscal 2023 of $319,150 (based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00). Therefore, the difference in the fair market value was negative $82,979.

(b)      As to John Goldberg, a reduction in the amount of $117,250 for the following:

(1)      A reduction in the amount of $335,000 relating to the fair market value of the grant on October 23, 2023 of options to purchase 250,000 shares of our Class B Common Stock as set forth in the Summary Compensation Table; and

(2)      An increase in the amount of $217,750 as, in Fiscal 2024, Dr. Goldberg was granted options to purchase 250,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2024 of $217,750.

(11)    In Fiscal 2023, the average compensation actually paid to our Named Executive Officers other than the Chief Executive Officer was on average $209,528 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to Howard Jonas, an increase in the amount of $25,865 relating to 159,575 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023, that remained outstanding at the end of Fiscal 2023) with a fair market value of $319,150, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, (i) 33,245 restricted shares of our Class B Common Stock vested on September 14, 2022, having a vesting date fair market value of $78,791 (based on the closing price of our Class B Common Stock on September 14, 2022 of $2.37); (ii) 33,245 restricted shares of our Class B Common Stock vested on December 14, 2022, having a vesting date fair market value of $61,836 (based on the closing price of our Class B Common Stock on December 14, 2022 of $1.86); (iii) 33,245 restricted shares of our Class B Common Stock vested on March 14, 2023, having a vesting date fair market value of $64,828 (based on the closing price of our Class B Common Stock on March 14, 2023 of $1.95); and (iv) 192,820 restricted shares of our Class B Common Stock vested on June 14, 2023, having a vesting date fair market value of $414,563 (based on the closing price of our Class B Common Stock on June 14, 2023 of $2.15). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $939,168. Such shares had a fair market value at the end of Fiscal 2022 of $913,303 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in the fair market value was $25,865.

(b)      As to Patrick Fabbio, a reduction in the amount of $650,539 for the following:

(1)      A reduction in the amount of $575,773 as in Fiscal 2023, 286,036 restricted shares of the Company’s Class B Common Stock were forfeited by Mr. Fabbio upon his departure from the Company in January 2023 having a fair market value at the end of Fiscal 2022 of $575,773 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02);

(2)      A reduction in the amount of $55,230 as options to purchase 105,602 shares of the Company’s Class B Common Stock were forfeited by Mr. Fabbio upon his departure in January 2023 from the Company having a fair market value at the end of Fiscal 2022 of $55,230; and

(3)      A reduction in the amount of $19,536 as 78,067 restricted shares of our Class B Common Stock vested on December 21, 2022, having a fair market value of $138,159 (based on the closing price of our Class B Common Stock on December 21, 2022 of $1.78). Such shares had a fair market value at the end of Fiscal 2022 of $157,695 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in the fair market value was negative $19,536.

(c)      As to David Polinsky, a reduction in the amount of $3,910 for the following:

(1)      A reduction in the amount of $283,500 relating to the fair market value of the grants on January 23, 2023 of 100,000 restricted shares of our Class B Common Stock and options to purchase 50,000 shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of $200,000 as in Fiscal 2023, Mr. Polinsky was granted 100,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2023 of $200,000 based upon the closing price of our Class B Common Stock on July 31, 2023 (the last trading day of 2023) of $2.00;

(3)      An increase in the amount of $73,300 as in Fiscal 2023, Mr. Polinsky was granted options to purchase 50,000 shares of our Class B Common Stock that had a fair market value at the end of Fiscal 2023 of $73,300;

(4)      A decrease in the amount of $754 relating to 12,916 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023, that remained outstanding at the end of Fiscal 2023) with a fair market value of $25,832, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, 7,083 restricted shares of our Class B Common Stock vested on September 23, 2022, having a vesting date fair market value of $13,812 (based on the closing price of our Class B Common Stock on September 23, 2022 of $1.95). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $39,644. Such shares had a fair market value at the end of Fiscal 2022 of $40,398 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in fair market value was negative $754; and

(5)      An increase in the amount of $7,044 as options to purchase 31,250 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2023 remained outstanding at the end of Fiscal 2023 with a fair market value of $45,813. In addition, options to purchase (i) 12,500 shares of our Class B Common Stock vested on January 19, 2023, having a fair market value of $15,250; (ii) 3,125 shares of our Class B Common Stock vested on April 19, 2023, having a fair market value of $3,378; and (iii) 3,125 shares of our Class B Common Stock vested on July 19, 2023, having a fair market value of $3,603. The fair market value of the unvested options to purchase shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $68,044. Such options had a fair market value at the end of Fiscal 2022 of $61,000. Therefore, the difference in the fair market value was $7,044.

(12)    Calculated based on a hypothetical $100 investment beginning at market close on July 31, 2022.

Named Executive Officers, Footnote	In Fiscal 2025, the average compensation actually paid to our Named Executive Officers other than our Chief Executive Officer was on average $41,033 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to John Goldberg, an increase in the amount of $41,551 for the following:

(1)      A reduction in the amount of $97,700 relating to the fair market value of the grant on January 13, 2025 of 50,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of in the amount of $84,500 due to the grant, in Fiscal 2025, of 50,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $84,500 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69; and

(3)      An increase in the amount of $54,751 as options to purchase 187,500 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2025 remained outstanding at the end of Fiscal 2025 with a fair market value of $210,000. In addition, options to purchase 62,500 shares of our Class B Common Stock vested on November 20, 2024, having a fair market value of $62,501. The fair market value of the unvested options to purchase shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2025 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $272,501. Such options had a fair market value at the end of Fiscal 2024 of $217,750. Therefore, the difference in the fair market value was $54,751.

(b)      As to David Polinsky, an increase in the amount of $40,514 for the following:

(1)      A reduction in the amount of $97,700 relating to the fair market value of the grant on January 13, 2025 of 50,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of in the amount of $84,500 due to the grant, in Fiscal 2025, of 50,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $84,500 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69;

(3)      An increase in the amount of $24,357 relating to 71,250 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2025, that remained outstanding at the end of Fiscal 2025) with a fair market value of $120,413, based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69. In addition, (i) 6,250 restricted shares of our Class B Common Stock vested on September 21, 2024 having a vesting date fair market value of $10,563 (based on the closing price of our Class B Common Stock on September 20, 2024 of $1.69 (as September 21, 2024 was not a trading day)); (ii) 3,750 restricted shares of our Class B Common Stock vested on September 23, 2024, having a vesting date fair market value of $6,638 (based on the closing price of our Class B Common Stock on September 23, 2024 of $1.77); (iii) 10,000 restricted shares of our Class B Common Stock vested on October 25, 2024 having a vesting date fair market value of $17,600 (based on the closing price of our Class B Common Stock on October 25, 2024 of $1.76); (iv) 6,250 restricted shares of our Class B Common Stock vested on December 21, 2024, having a vesting date fair market value of $12,000 (based on the closing price of our Class B Common Stock on December 20, 2024 of $1.92 (as December 21, 2024 was not a trading day)); (v) 6,250 restricted shares of our Class B Common Stock vested on March 21, 2025, having a vesting date fair market value of $11,438 (based on the closing price of our Class B Common Stock on March 21, 2025 of $1.83); and (vi) 6,250 restricted shares of our Class B Common Stock vested on June 21, 2025, having a vesting date fair market value of $9,875 (based on the closing price of our Class B Common Stock on June 20, 2025 of $1.58 (as June 21, 2025 was not a trading day)). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2025 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $188,527. Such shares had a fair market value at the end of Fiscal 2024 of $163,900 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $24,357; and

(4)     An increase in the amount of $29,357 as options to purchase 25,000 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2025 remained outstanding at the end of Fiscal 2025 with a fair market value of $26,975. In addition, options to purchase (i) 3,125 shares of our Class B Common Stock vested on October 19, 2024, having a fair market value of $3,016; (ii) 3,125 shares of our Class B Common Stock vested on October 23, 2024, having a fair market value of $3,756; (iii) 3,125 shares of our Class B Common Stock vested on January 19, 2025, having a fair market value of $3,119; (iv) 3,125 shares of our Class B Common Stock vested on January 23, 2025, having a fair market value of $4,631; (v) 3,125 shares of our Class B Common Stock vested on April 19, 2025, having a fair market value of $3,103; (vi) 3,125 shares of our Class B Common Stock vested on April 23, 2025, having a fair market value of $3,259, (vii) 3,125 shares of our Class B Common Stock vested on July 19, 2025, having a fair market value of $4,238 and (viii) 3,125 shares of our Class B Common Stock vested on July 19, 2025, having a fair market value of $4,616. The fair market value of the unvested options to purchase shares of our Class B Common

Stock remaining outstanding at the end of Fiscal 2025 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $56,713. Such options had a fair market value at the end of Fiscal 2024 of $27,356. Therefore, the difference in the fair market value was $29,357.

In Fiscal 2024, the average compensation actually paid to our Named Executive Officers other than our Chief Executive Officer was on average $68,349 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to Howard Jonas, a reduction in the amount of $19,448 for the following:

(1)      A reduction in the amount of $500,000 relating to the fair market value of the grants, on August 28, 2023 and June 13, 2024, of an aggregate of 270,424 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of $436,469 as in Fiscal 2024, Mr. Jonas was granted 270,424 restricted shares of our Class B Common Stock, having a fair market value at the end of Fiscal 2024 as to 159,016 that remained unvested of $236,934 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49); plus (i) 27,852 restricted shares of our Class B Common Stock vested on September 13, 2023, having a vesting date fair market value of $62,224 (based on the closing price of our Class B Common Stock on September 13, 2023 of $2.27); (ii) 27,852 restricted shares of our Class B Common Stock vested on December 13, 2023, having a vesting date fair market value of $49,577 (based on the closing price of our Class B Common Stock on December 13, 2023 of $1.78); (iii) 27,852 restricted shares of our Class B Common Stock vested on March 13, 2023, having a vesting date fair market value of $46,513 (based on the closing price of our Class B Common Stock on March 13, 2024 of $1.67); and (iv) 27,852 restricted shares of our Class B Common Stock vested on June 13, 2024 having a vesting date fair market value of $41,221 (based on the closing price of our Class B Common Stock on June 13, 2024 of $1.48); and

(3)      A reduction in the amount of $82,979 relating to 159,575 restricted shares of our Class B Common Stock that vested on June 13, 2024 having a vesting date fair market value of $236,171 (based on the closing price of our Class B Common Stock on June 13, 2024 of $1.48). Such shares had a fair market value at the end of Fiscal 2023 of $319,150 (based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00). Therefore, the difference in the fair market value was negative $82,979.

(b)      As to John Goldberg, a reduction in the amount of $117,250 for the following:

(1)      A reduction in the amount of $335,000 relating to the fair market value of the grant on October 23, 2023 of options to purchase 250,000 shares of our Class B Common Stock as set forth in the Summary Compensation Table; and

(2)      An increase in the amount of $217,750 as, in Fiscal 2024, Dr. Goldberg was granted options to purchase 250,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2024 of $217,750.

In Fiscal 2023, the average compensation actually paid to our Named Executive Officers other than the Chief Executive Officer was on average $209,528 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to Howard Jonas, an increase in the amount of $25,865 relating to 159,575 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023, that remained outstanding at the end of Fiscal 2023) with a fair market value of $319,150, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, (i) 33,245 restricted shares of our Class B Common Stock vested on September 14, 2022, having a vesting date fair market value of $78,791 (based on the closing price of our Class B Common Stock on September 14, 2022 of $2.37); (ii) 33,245 restricted shares of our Class B Common Stock vested on December 14, 2022, having a vesting date fair market value of $61,836 (based on the closing price of our Class B Common Stock on December 14, 2022 of $1.86); (iii) 33,245 restricted shares of our Class B Common Stock vested on March 14, 2023, having a vesting date fair market value of $64,828 (based on the closing price of our Class B Common Stock on March 14, 2023 of $1.95); and (iv) 192,820 restricted shares of our Class B Common Stock vested on June 14, 2023, having a vesting date fair market value of $414,563 (based on the closing price of our Class B Common Stock on June 14, 2023 of $2.15). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $939,168. Such shares had a fair market value at the end of Fiscal 2022 of $913,303 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in the fair market value was $25,865.

(b)      As to Patrick Fabbio, a reduction in the amount of $650,539 for the following:

(1)      A reduction in the amount of $575,773 as in Fiscal 2023, 286,036 restricted shares of the Company’s Class B Common Stock were forfeited by Mr. Fabbio upon his departure from the Company in January 2023 having a fair market value at the end of Fiscal 2022 of $575,773 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02);

(2)      A reduction in the amount of $55,230 as options to purchase 105,602 shares of the Company’s Class B Common Stock were forfeited by Mr. Fabbio upon his departure in January 2023 from the Company having a fair market value at the end of Fiscal 2022 of $55,230; and

(3)      A reduction in the amount of $19,536 as 78,067 restricted shares of our Class B Common Stock vested on December 21, 2022, having a fair market value of $138,159 (based on the closing price of our Class B Common Stock on December 21, 2022 of $1.78). Such shares had a fair market value at the end of Fiscal 2022 of $157,695 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in the fair market value was negative $19,536.

(c)      As to David Polinsky, a reduction in the amount of $3,910 for the following:

(1)      A reduction in the amount of $283,500 relating to the fair market value of the grants on January 23, 2023 of 100,000 restricted shares of our Class B Common Stock and options to purchase 50,000 shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of $200,000 as in Fiscal 2023, Mr. Polinsky was granted 100,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2023 of $200,000 based upon the closing price of our Class B Common Stock on July 31, 2023 (the last trading day of 2023) of $2.00;

(3)      An increase in the amount of $73,300 as in Fiscal 2023, Mr. Polinsky was granted options to purchase 50,000 shares of our Class B Common Stock that had a fair market value at the end of Fiscal 2023 of $73,300;

(4)      A decrease in the amount of $754 relating to 12,916 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023, that remained outstanding at the end of Fiscal 2023) with a fair market value of $25,832, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, 7,083 restricted shares of our Class B Common Stock vested on September 23, 2022, having a vesting date fair market value of $13,812 (based on the closing price of our Class B Common Stock on September 23, 2022 of $1.95). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $39,644. Such shares had a fair market value at the end of Fiscal 2022 of $40,398 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in fair market value was negative $754; and

(5)      An increase in the amount of $7,044 as options to purchase 31,250 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2023 remained outstanding at the end of Fiscal 2023 with a fair market value of $45,813. In addition, options to purchase (i) 12,500 shares of our Class B Common Stock vested on January 19, 2023, having a fair market value of $15,250; (ii) 3,125 shares of our Class B Common Stock vested on April 19, 2023, having a fair market value of $3,378; and (iii) 3,125 shares of our Class B Common Stock vested on July 19, 2023, having a fair market value of $3,603. The fair market value of the unvested options to purchase shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $68,044. Such options had a fair market value at the end of Fiscal 2022 of $61,000. Therefore, the difference in the fair market value was $7,044.

Adjustment To PEO Compensation, Footnote	In Fiscal 2025, compensation actually paid to Mr. Conkling was $18,718 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $117,240 relating to the fair market value of the grant, on January 13, 2025, of 60,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $88,200 due to the grant, in Fiscal 2025, of 60,000 restricted shares of our Class B Common Stock that vested on June 2, 2025 having a fair market value of $88,200 based upon the closing price of our Class B Common Stock on June 2, 2025 of $1.47;

(c)      An increase in the amount of $37,574 related to (i) 38,983 restricted shares of our Class B Common Stock vested on September 21, 2024 having a vesting date fair market value of $65,881 (based on the closing price of our Class B Common Stock on September 20, 2024 of $1.69 (as September 21, 2024 was not a trading day)); (ii) 10,000 restricted shares of our Class B Common Stock vested on October 25, 2024 having a vesting date fair market value of $17,600 (based on the closing price of our Class B Common Stock on October 25, 2024 of $1.76); (iii) 38,983 restricted shares of our Class B Common Stock vested on December 21, 2024, having a vesting date fair market value of $74,847 (based on the closing price of our Class B Common Stock on December 20, 2024 of $1.92 (as December 21, 2024 was not a trading day)); (iv) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2025, having a vesting date fair market value of $71,339 (based on the closing price of our Class B Common Stock on March 21, 2025 of $1.83); and (v) 146,952 restricted shares of our Class B Common Stock vested on June 2, 2025 having a vesting date fair market value of $216,019 (based on the closing price of our Class B Common Stock on June 2, 2025 of $1.47). The fair market value of the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $445,686. Such shares had a fair market value at the end of Fiscal 2024 of $408,112 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $37,574; and

(d)      An increase in the amount of $10,184 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2025 that vested on June 2, 2025 with a fair market value of $11,486. Such options had a fair market value at the end of Fiscal 2024 of $1,302. Therefore, the difference in the fair market value was $10,184.

In Fiscal 2024, compensation actually paid to Mr. Conkling was $201,086 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $60,600 relating to the fair market value of the grant, on October 23, 2023, of 40,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $59,600 due to the grant, in Fiscal 2024, of 40,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2024 of $59,600 based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49;

(c)      A reduction in the amount of $157,103 related to 233,901 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2024, that remained outstanding at the end of Fiscal 2024) with a fair market value of $348,512, based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49. In addition, (i) 38,983 restricted shares of our Class B Common Stock vested on September 21, 2023, having a vesting date fair market value of $80,695 (based on the closing price of our Class B Common Stock on September 21, 2023 of $2.07); (ii) 38,983 restricted shares of our Class B Common Stock vested on December 21, 2023, having a vesting date fair market value of $70,949 (based on the closing price of our Class B Common Stock on December 21, 2023 of $1.82); (iii) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2024, having a vesting date fair market value of $66,661 (based on the closing price of our Class B Common Stock on March 21, 2024 of $1.71); and (iii) 38,983 restricted shares of our Class B Common Stock vested on June 21, 2024 having a vesting date fair market value of $55,746 (based on the closing price of our Class B Common Stock on June 21, 2024 of $1.43). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2024 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $622,563. Such shares had a fair market value at the end of Fiscal 2023 of $779,666 (based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00). Therefore, the difference in the fair market value was negative $157,103; and

(d)      A reduction in the amount of $42,983 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2024 that remained outstanding at the end of Fiscal 2024 with a fair market value of $1,302. Such options had a fair market value at the end of Fiscal 2023 of $44,285. Therefore, the difference in the fair market value was negative $42,983.

In Fiscal 2023, compensation actually paid to Mr. Conkling was $66,626 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $56,916 relating to 389,833 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023) with a fair market value of $779,666, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, (i) 155,933 restricted shares of our Class B Common Stock vested on December 21, 2022, having a vesting date fair market value of $277,561 (based on the closing price of our Class B Common Stock on December 21, 2022 of $1.78); (ii) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2023 having a vesting date fair market value of $63,152 (based on the closing price of our Class B Common Stock on March 21, 2023 of $1.62); and (iii) 38,983 restricted shares of our Class B Common Stock vested on June 21, 2023, having a vesting date fair market value of $82,644 (based on the closing price of our Class B Common Stock on June 21, 2023 of $2.12). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $1,203,023. Such shares had a fair market value at the end of Fiscal 2022 of $1,259,939 based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02. Therefore, the difference in the fair market value was negative $56,916; and

(b)      A reduction in the amount of $9,710 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023 with a fair market value of $44,285. Such options had a fair market value at the end of Fiscal 2022 of $53,995. Therefore, the difference in fair market value was negative $9,710.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 530,553		$ 649,196		$ 406,693
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	571,586	[3]	580,847	[4]	197,165	[5]
Total Shareholder Return Amount	[2],[6]	84.86		73.76		99.01
Net Income (Loss)	[2]	(30,643,000)		(65,003,000)		(2,215,000)
William Conkling [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2],[7]	592,912		859,303		751,949
PEO Actually Paid Compensation Amount	[2]	$ 611,630	[8]	658,217	[9]	685,323	[10]
PEO Name		William Conkling
Howard Jonas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2],[11]	$ 294,000
PEO Actually Paid Compensation Amount	[2]	$ 298,891	[12]
PEO Name		Howard Jonas

[1]

(8)      In Fiscal 2025, our Named Executive Officers other than the Chief Executive Officer were David Polinsky and John Goldberg. In Fiscal 2024, our Named Executive Officers other than the Chief Executive Officer were Howard Jonas and John Goldberg. In Fiscal 2023, our Named Executive Officers other than the Chief Executive Officer were Howard Jonas, David Polinsky and Patrick Fabbio.

[2]	Information provided for the last three completed fiscal years.
[3]	In Fiscal 2025, the average compensation actually paid to our Named Executive Officers other than our Chief Executive Officer was on average $41,033 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to John Goldberg, an increase in the amount of $41,551 for the following:

(1)      A reduction in the amount of $97,700 relating to the fair market value of the grant on January 13, 2025 of 50,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of in the amount of $84,500 due to the grant, in Fiscal 2025, of 50,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $84,500 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69; and

(3)      An increase in the amount of $54,751 as options to purchase 187,500 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2025 remained outstanding at the end of Fiscal 2025 with a fair market value of $210,000. In addition, options to purchase 62,500 shares of our Class B Common Stock vested on November 20, 2024, having a fair market value of $62,501. The fair market value of the unvested options to purchase shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2025 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $272,501. Such options had a fair market value at the end of Fiscal 2024 of $217,750. Therefore, the difference in the fair market value was $54,751.

(b)      As to David Polinsky, an increase in the amount of $40,514 for the following:

(1)      A reduction in the amount of $97,700 relating to the fair market value of the grant on January 13, 2025 of 50,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of in the amount of $84,500 due to the grant, in Fiscal 2025, of 50,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $84,500 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69;

(3)      An increase in the amount of $24,357 relating to 71,250 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2025, that remained outstanding at the end of Fiscal 2025) with a fair market value of $120,413, based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69. In addition, (i) 6,250 restricted shares of our Class B Common Stock vested on September 21, 2024 having a vesting date fair market value of $10,563 (based on the closing price of our Class B Common Stock on September 20, 2024 of $1.69 (as September 21, 2024 was not a trading day)); (ii) 3,750 restricted shares of our Class B Common Stock vested on September 23, 2024, having a vesting date fair market value of $6,638 (based on the closing price of our Class B Common Stock on September 23, 2024 of $1.77); (iii) 10,000 restricted shares of our Class B Common Stock vested on October 25, 2024 having a vesting date fair market value of $17,600 (based on the closing price of our Class B Common Stock on October 25, 2024 of $1.76); (iv) 6,250 restricted shares of our Class B Common Stock vested on December 21, 2024, having a vesting date fair market value of $12,000 (based on the closing price of our Class B Common Stock on December 20, 2024 of $1.92 (as December 21, 2024 was not a trading day)); (v) 6,250 restricted shares of our Class B Common Stock vested on March 21, 2025, having a vesting date fair market value of $11,438 (based on the closing price of our Class B Common Stock on March 21, 2025 of $1.83); and (vi) 6,250 restricted shares of our Class B Common Stock vested on June 21, 2025, having a vesting date fair market value of $9,875 (based on the closing price of our Class B Common Stock on June 20, 2025 of $1.58 (as June 21, 2025 was not a trading day)). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2025 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $188,527. Such shares had a fair market value at the end of Fiscal 2024 of $163,900 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $24,357; and

(4)     An increase in the amount of $29,357 as options to purchase 25,000 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2025 remained outstanding at the end of Fiscal 2025 with a fair market value of $26,975. In addition, options to purchase (i) 3,125 shares of our Class B Common Stock vested on October 19, 2024, having a fair market value of $3,016; (ii) 3,125 shares of our Class B Common Stock vested on October 23, 2024, having a fair market value of $3,756; (iii) 3,125 shares of our Class B Common Stock vested on January 19, 2025, having a fair market value of $3,119; (iv) 3,125 shares of our Class B Common Stock vested on January 23, 2025, having a fair market value of $4,631; (v) 3,125 shares of our Class B Common Stock vested on April 19, 2025, having a fair market value of $3,103; (vi) 3,125 shares of our Class B Common Stock vested on April 23, 2025, having a fair market value of $3,259, (vii) 3,125 shares of our Class B Common Stock vested on July 19, 2025, having a fair market value of $4,238 and (viii) 3,125 shares of our Class B Common Stock vested on July 19, 2025, having a fair market value of $4,616. The fair market value of the unvested options to purchase shares of our Class B Common

Stock remaining outstanding at the end of Fiscal 2025 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $56,713. Such options had a fair market value at the end of Fiscal 2024 of $27,356. Therefore, the difference in the fair market value was $29,357.

[4]	In Fiscal 2024, the average compensation actually paid to our Named Executive Officers other than our Chief Executive Officer was on average $68,349 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to Howard Jonas, a reduction in the amount of $19,448 for the following:

(1)      A reduction in the amount of $500,000 relating to the fair market value of the grants, on August 28, 2023 and June 13, 2024, of an aggregate of 270,424 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of $436,469 as in Fiscal 2024, Mr. Jonas was granted 270,424 restricted shares of our Class B Common Stock, having a fair market value at the end of Fiscal 2024 as to 159,016 that remained unvested of $236,934 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49); plus (i) 27,852 restricted shares of our Class B Common Stock vested on September 13, 2023, having a vesting date fair market value of $62,224 (based on the closing price of our Class B Common Stock on September 13, 2023 of $2.27); (ii) 27,852 restricted shares of our Class B Common Stock vested on December 13, 2023, having a vesting date fair market value of $49,577 (based on the closing price of our Class B Common Stock on December 13, 2023 of $1.78); (iii) 27,852 restricted shares of our Class B Common Stock vested on March 13, 2023, having a vesting date fair market value of $46,513 (based on the closing price of our Class B Common Stock on March 13, 2024 of $1.67); and (iv) 27,852 restricted shares of our Class B Common Stock vested on June 13, 2024 having a vesting date fair market value of $41,221 (based on the closing price of our Class B Common Stock on June 13, 2024 of $1.48); and

(3)      A reduction in the amount of $82,979 relating to 159,575 restricted shares of our Class B Common Stock that vested on June 13, 2024 having a vesting date fair market value of $236,171 (based on the closing price of our Class B Common Stock on June 13, 2024 of $1.48). Such shares had a fair market value at the end of Fiscal 2023 of $319,150 (based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00). Therefore, the difference in the fair market value was negative $82,979.

(b)      As to John Goldberg, a reduction in the amount of $117,250 for the following:

(1)      A reduction in the amount of $335,000 relating to the fair market value of the grant on October 23, 2023 of options to purchase 250,000 shares of our Class B Common Stock as set forth in the Summary Compensation Table; and

(2)      An increase in the amount of $217,750 as, in Fiscal 2024, Dr. Goldberg was granted options to purchase 250,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2024 of $217,750.

[5]	In Fiscal 2023, the average compensation actually paid to our Named Executive Officers other than the Chief Executive Officer was on average $209,528 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      As to Howard Jonas, an increase in the amount of $25,865 relating to 159,575 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023, that remained outstanding at the end of Fiscal 2023) with a fair market value of $319,150, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, (i) 33,245 restricted shares of our Class B Common Stock vested on September 14, 2022, having a vesting date fair market value of $78,791 (based on the closing price of our Class B Common Stock on September 14, 2022 of $2.37); (ii) 33,245 restricted shares of our Class B Common Stock vested on December 14, 2022, having a vesting date fair market value of $61,836 (based on the closing price of our Class B Common Stock on December 14, 2022 of $1.86); (iii) 33,245 restricted shares of our Class B Common Stock vested on March 14, 2023, having a vesting date fair market value of $64,828 (based on the closing price of our Class B Common Stock on March 14, 2023 of $1.95); and (iv) 192,820 restricted shares of our Class B Common Stock vested on June 14, 2023, having a vesting date fair market value of $414,563 (based on the closing price of our Class B Common Stock on June 14, 2023 of $2.15). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $939,168. Such shares had a fair market value at the end of Fiscal 2022 of $913,303 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in the fair market value was $25,865.

(b)      As to Patrick Fabbio, a reduction in the amount of $650,539 for the following:

(1)      A reduction in the amount of $575,773 as in Fiscal 2023, 286,036 restricted shares of the Company’s Class B Common Stock were forfeited by Mr. Fabbio upon his departure from the Company in January 2023 having a fair market value at the end of Fiscal 2022 of $575,773 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02);

(2)      A reduction in the amount of $55,230 as options to purchase 105,602 shares of the Company’s Class B Common Stock were forfeited by Mr. Fabbio upon his departure in January 2023 from the Company having a fair market value at the end of Fiscal 2022 of $55,230; and

(3)      A reduction in the amount of $19,536 as 78,067 restricted shares of our Class B Common Stock vested on December 21, 2022, having a fair market value of $138,159 (based on the closing price of our Class B Common Stock on December 21, 2022 of $1.78). Such shares had a fair market value at the end of Fiscal 2022 of $157,695 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in the fair market value was negative $19,536.

(c)      As to David Polinsky, a reduction in the amount of $3,910 for the following:

(1)      A reduction in the amount of $283,500 relating to the fair market value of the grants on January 23, 2023 of 100,000 restricted shares of our Class B Common Stock and options to purchase 50,000 shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(2)      An increase in the amount of $200,000 as in Fiscal 2023, Mr. Polinsky was granted 100,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2023 of $200,000 based upon the closing price of our Class B Common Stock on July 31, 2023 (the last trading day of 2023) of $2.00;

(3)      An increase in the amount of $73,300 as in Fiscal 2023, Mr. Polinsky was granted options to purchase 50,000 shares of our Class B Common Stock that had a fair market value at the end of Fiscal 2023 of $73,300;

(4)      A decrease in the amount of $754 relating to 12,916 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023, that remained outstanding at the end of Fiscal 2023) with a fair market value of $25,832, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, 7,083 restricted shares of our Class B Common Stock vested on September 23, 2022, having a vesting date fair market value of $13,812 (based on the closing price of our Class B Common Stock on September 23, 2022 of $1.95). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $39,644. Such shares had a fair market value at the end of Fiscal 2022 of $40,398 (based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02). Therefore, the difference in fair market value was negative $754; and

(5)      An increase in the amount of $7,044 as options to purchase 31,250 shares of our Class B Common Stock relating to awards granted prior to Fiscal 2023 remained outstanding at the end of Fiscal 2023 with a fair market value of $45,813. In addition, options to purchase (i) 12,500 shares of our Class B Common Stock vested on January 19, 2023, having a fair market value of $15,250; (ii) 3,125 shares of our Class B Common Stock vested on April 19, 2023, having a fair market value of $3,378; and (iii) 3,125 shares of our Class B Common Stock vested on July 19, 2023, having a fair market value of $3,603. The fair market value of the unvested options to purchase shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of unvested options to purchase shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $68,044. Such options had a fair market value at the end of Fiscal 2022 of $61,000. Therefore, the difference in the fair market value was $7,044.

[6]	Calculated based on a hypothetical $100 investment beginning at market close on July 31, 2022.
[7]	William Conkling, former Chief Executive Officer.
[8]	In Fiscal 2025, compensation actually paid to Mr. Conkling was $18,718 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $117,240 relating to the fair market value of the grant, on January 13, 2025, of 60,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $88,200 due to the grant, in Fiscal 2025, of 60,000 restricted shares of our Class B Common Stock that vested on June 2, 2025 having a fair market value of $88,200 based upon the closing price of our Class B Common Stock on June 2, 2025 of $1.47;

(c)      An increase in the amount of $37,574 related to (i) 38,983 restricted shares of our Class B Common Stock vested on September 21, 2024 having a vesting date fair market value of $65,881 (based on the closing price of our Class B Common Stock on September 20, 2024 of $1.69 (as September 21, 2024 was not a trading day)); (ii) 10,000 restricted shares of our Class B Common Stock vested on October 25, 2024 having a vesting date fair market value of $17,600 (based on the closing price of our Class B Common Stock on October 25, 2024 of $1.76); (iii) 38,983 restricted shares of our Class B Common Stock vested on December 21, 2024, having a vesting date fair market value of $74,847 (based on the closing price of our Class B Common Stock on December 20, 2024 of $1.92 (as December 21, 2024 was not a trading day)); (iv) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2025, having a vesting date fair market value of $71,339 (based on the closing price of our Class B Common Stock on March 21, 2025 of $1.83); and (v) 146,952 restricted shares of our Class B Common Stock vested on June 2, 2025 having a vesting date fair market value of $216,019 (based on the closing price of our Class B Common Stock on June 2, 2025 of $1.47). The fair market value of the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $445,686. Such shares had a fair market value at the end of Fiscal 2024 of $408,112 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $37,574; and

(d)      An increase in the amount of $10,184 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2025 that vested on June 2, 2025 with a fair market value of $11,486. Such options had a fair market value at the end of Fiscal 2024 of $1,302. Therefore, the difference in the fair market value was $10,184.

[9]	In Fiscal 2024, compensation actually paid to Mr. Conkling was $201,086 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $60,600 relating to the fair market value of the grant, on October 23, 2023, of 40,000 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $59,600 due to the grant, in Fiscal 2024, of 40,000 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2024 of $59,600 based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49;

(c)      A reduction in the amount of $157,103 related to 233,901 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2024, that remained outstanding at the end of Fiscal 2024) with a fair market value of $348,512, based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49. In addition, (i) 38,983 restricted shares of our Class B Common Stock vested on September 21, 2023, having a vesting date fair market value of $80,695 (based on the closing price of our Class B Common Stock on September 21, 2023 of $2.07); (ii) 38,983 restricted shares of our Class B Common Stock vested on December 21, 2023, having a vesting date fair market value of $70,949 (based on the closing price of our Class B Common Stock on December 21, 2023 of $1.82); (iii) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2024, having a vesting date fair market value of $66,661 (based on the closing price of our Class B Common Stock on March 21, 2024 of $1.71); and (iii) 38,983 restricted shares of our Class B Common Stock vested on June 21, 2024 having a vesting date fair market value of $55,746 (based on the closing price of our Class B Common Stock on June 21, 2024 of $1.43). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2024 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2024 relating to awards granted prior to Fiscal 2024 was $622,563. Such shares had a fair market value at the end of Fiscal 2023 of $779,666 (based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00). Therefore, the difference in the fair market value was negative $157,103; and

(d)      A reduction in the amount of $42,983 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2024 that remained outstanding at the end of Fiscal 2024 with a fair market value of $1,302. Such options had a fair market value at the end of Fiscal 2023 of $44,285. Therefore, the difference in the fair market value was negative $42,983.

[10]	In Fiscal 2023, compensation actually paid to Mr. Conkling was $66,626 lower than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $56,916 relating to 389,833 unvested restricted shares of our Class B Common Stock (granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023) with a fair market value of $779,666, based upon the closing price of our Class B Common Stock on July 31, 2023 of $2.00. In addition, (i) 155,933 restricted shares of our Class B Common Stock vested on December 21, 2022, having a vesting date fair market value of $277,561 (based on the closing price of our Class B Common Stock on December 21, 2022 of $1.78); (ii) 38,983 restricted shares of our Class B Common Stock vested on March 21, 2023 having a vesting date fair market value of $63,152 (based on the closing price of our Class B Common Stock on March 21, 2023 of $1.62); and (iii) 38,983 restricted shares of our Class B Common Stock vested on June 21, 2023, having a vesting date fair market value of $82,644 (based on the closing price of our Class B Common Stock on June 21, 2023 of $2.12). The fair market value of the unvested shares of our Class B Common Stock remaining outstanding at the end of Fiscal 2023 and the vesting of restricted shares of our Class B Common Stock during Fiscal 2023 relating to awards granted prior to Fiscal 2023 was $1,203,023. Such shares had a fair market value at the end of Fiscal 2022 of $1,259,939 based upon the closing price of our Class B Common Stock on July 29, 2022 (the last trading day of 2022) of $2.02. Therefore, the difference in the fair market value was negative $56,916; and

(b)      A reduction in the amount of $9,710 relating to an award of options to purchase 118,409 shares of the Company’s Class B Common Stock granted prior to Fiscal 2023 that remained outstanding at the end of Fiscal 2023 with a fair market value of $44,285. Such options had a fair market value at the end of Fiscal 2022 of $53,995. Therefore, the difference in fair market value was negative $9,710.

[11]	Howard Jonas has served as Chief Executive Officer since June 1, 2025.
[12]	In Fiscal 2025, compensation actually paid to Howard Jonas was $4,891 higher than the total amount disclosed in the Summary Compensation Table, due to the following:

(a)      A reduction in the amount of $250,000 relating to the fair market value of the grant, on June 13, 2025, of 118,596 restricted shares of our Class B Common Stock as set forth in the Summary Compensation Table;

(b)      An increase in the amount of $200,427 due to the grant, in Fiscal 2025, of 118,596 restricted shares of our Class B Common Stock having a fair market value at the end of Fiscal 2025 of $200,427 based upon the closing price of our Class B Common Stock on July 31, 2025 of $1.69; and

(c)      An increase in the amount of $54,464 related to (i) 39,754 restricted shares of our Class B Common Stock vested on September 13, 2024 having a vesting date fair market value of $65,197 (based on the closing price of our Class B Common Stock on September 13, 2024 of $1.64); (ii) 39,754 restricted shares of our Class B Common Stock vested on December 13, 2024, having a vesting date fair market value of $73,545 (based on the closing price of our Class B Common Stock on December 13, 2024 of $1.85); (iii) 39,754 restricted shares of our Class B Common Stock vested on March 13, 2025, having a vesting date fair market value of $70,365 (based on the closing price of our Class B Common Stock on March 13, 2025 of $1.77); and (iv) 39,754 restricted shares of our Class B Common Stock vested on June 13, 2025 having a vesting date fair market value of $82,291 (based on the closing price of our Class B Common Stock on June 13, 2025 of $2.07). The fair market value of the vesting of restricted shares of our Class B Common Stock during Fiscal 2025 relating to awards granted prior to Fiscal 2025 was $291,398. Such shares had a fair market value at the end of Fiscal 2024 of $236,934 (based upon the closing price of our Class B Common Stock on July 31, 2024 of $1.49). Therefore, the difference in the fair market value was $54,464.